SCHEDULE OF CASH FLOW INFORMATION RELATED TO LEASES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
Operating cash flows from operating leases	$ 3,547,697	$ 1,947,163	$ 1,384,311